Commitments and Contingencies (Details Textual) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Commitments and Contingencies (Textual)
Rent expense		$ 103,000	$ 8,800
Walters Recycling & Refuse Station [Member]
Commitments and Contingencies (Textual)
Operating lease, description	If the System is not fully operational by June 2017 Walters may terminate the agreement with 30 days written notice to Blaine. Blaine will be required to return the property to its pre-construction condition.
Cost of natural gas purchases in GGE	$ 144,000
Plymouth, Minnesota office [Member]
Commitments and Contingencies (Textual)
Monthly rental payments		$ 977
Lease expiration date		Oct. 31, 2014
Titan El Toro LLC [Member]
Commitments and Contingencies (Textual)
Operating lease, description		In March 2014 the Company entered into an operating lease agreement for the El Toro location which expires in February 2019, with an option to extend to February 2024.
Lease expiration date		Feb. 28, 2019
Monthly rental payments range, description		The monthly payments range from $10,000 to $11,604.
Station Operations And Lease Agreement [Member]
Commitments and Contingencies (Textual)
Operating lease, description				Within 180 days from the contract execution, Diamond Bar, using its best efforts, shall sell any surplus assets and provide SCAQMD with 90% of the net proceeds, as defined.
Lease expiration date				Dec. 20, 2020
Lease contract term, description				The contract ends December 31, 2020. SCAQMD can extend the contract for a period not to exceed five years starting January 1, 2021 at no additional cost. Either party may terminate the contract with sixty days' notice.
Amount of lease property				$ 1
Fueling rate, description				The fueling rate charged to the SCAQMD will be based on actual utility costs, taxes and a fee not to exceed $0.50 per GGE.